Leases - Schedule of Future Minimum Payments Under the Group’s Operating Leases (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Payments Under the Group’s Operating Leases [Abstract]
2026	¥ 12,169,810
2027	12,830,189
2028	12,830,189
2029	12,830,189
Thereafter	2,452,830
Total lease payments	53,113,207
Less: imputed interest	(4,194,286)
Total operating lease liabilities	¥ 48,918,921	¥ 47,560,704